Commitments and Contingencies (Schedule of Volumetric Obligations) (Details)	Sep. 30, 2013 MMBTU
Commitments and Contingencies Disclosure [Abstract]
2013-2014	2,093,062
2014-2015	2,071,061
2015-2016	2,071,061
2016-2017	295,866
Total	6,531,050